Balance Sheet - USD ($)	Mar. 31, 2015	Jan. 31, 2015
Current assets
Cash	$ 4,733	$ 1,767
Total current assets	4,733	1,767
Intangible Assets
Intangible asset, net	5,956	12,463
Total assets	10,689	14,230
Current liabilities
Accounts payable	127,770
Accounts payable, related party	341,650	174,984
Accrued liabilities, related party	385,743	245,000
Total liabilities	855,163	419,984
Stockholders' Deficit
Preferred stock, $0.001 par value, 50,000,000 shares authorized and none issued and outstanding	0
Common stock subscribed	(65)	(3,031)
Additional paid-in capital	(47,875)	358
Accumulated deficit	(848,464)	(407,521)
Total stockholders’ deficit	(844,474)	(405,754)
Total liabilities and stockholders’ deficit	10,689	14,230
Common Class A [Member]
Stockholders' Deficit
Common stock	35,786	3,579
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 16,144	$ 861